Intangible assets (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	$ 162	$ 576
Costs [Member]
Statement [Line Items]
Amortization charge	$ 565	$ 817